CALAMOS® FAMILY OF FUNDS

Supplement dated June 29, 2018 to the

CALAMOS® FAMILY OF FUNDS Prospectus dated March 1, 2018,

and Statement of Additional Information dated March 1, 2018,

On June 29, 2018, the Board of Trustees of each series of Calamos Investment Trust (each a “Fund” and, collectively, the “Funds”) approved a proposal to liquidate Class T shares of each Fund.

Effective July 1, 2018 CALAMOS® Family of Funds will liquidate Class T shares. Accordingly, all references to Class T shares of the Funds are hereby removed from the Prospectus and the Statement of Additional Information.

The Board of Trustees of Calamos Investment Trust has approved the following changes for the CALAMOS® Family of Funds, as set forth below.

Effective October 1, 2018, the Calamos Growth Fund’s primary benchmark index will change from the Russell Midcap® Growth Index to the S&P 1500 Growth Index and the Fund’s tertiary index, the Russell 3000 Growth Index will be removed. The Average Annual Total Return table on page 4 of the Prospectus shall be replaced in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.17
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION

Class A	9.4.90
Load Adjusted Return before taxes		20.56%	11.91%	4.74%	12.73%
Load Adjusted Return after taxes on distributions		17.08%	7.09%	2.28%	10.61%
Load Adjusted Return after taxes on distributions and sale of Fund shares		14.49%	8.62%	3.35%	10.57%
Class C	9.3.96
Load Adjusted Return before taxes		24.65%	12.15%	4.46%	11.59%
Class I	9.18.97
Load Adjusted Return before taxes		26.90%	13.28%	5.51%	11.04%
S&P 1500 Growth Index		26.49%	16.84%	10.07%	n/a
S&P 500 Index		21.83%	15.79%	8.50%	10.33%
Russell Midcap® Growth Index		25.27%	15.30%	9.10%	11.07%

Effective October 1, 2018, the S&P 1500 Growth Index will replace the Russell Midcap® Growth Index as the Fund’s primary benchmark because the Fund’s portfolio managers believe the S&P 1500 Growth Index more closely represents the Fund’s investment universe. The S&P 1500 is a composite index that includes securities that account for 90% of the total market capitalization of the U.S.’s stocks. The index includes small, mid and large cap stocks. The S&P 1500 Growth is a subset of the securities appearing in the S&P 1500, which includes the S&P 500, S&P 400, and S&P 600 indices. The S&P 1500 Growth Index is designed to provide investors with a measure of the performance of U.S. growth equities. The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher growth values. The S&P 500 Index is provided as it is generally representative of the U.S. stock market.

MFSPT 06/18

Effective July 1, 2018, footnote 1 to the table under the heading “Fees and Expenses of the Fund” for Calamos Opportunistic Value Fund on page 6 of the Prospectus shall be replaced in its entirety as follows:

The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.15%, 1.90%, and 0.90% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Effective July 1, 2018, the tables under the heading “Example” for Calamos Opportunistic Value Fund on pages 6-7 of the Prospectus shall be replaced in their entirety as follows:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	587	823	1,154	2,191
Class C	293	597	1,104	2,597
Class I	92	287	580	1,523

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	587	823	1,154	2,191
Class C	193	597	1,104	2,597
Class I	92	287	580	1,523

Effective October 1, 2018, the Calamos Opportunistic Value Fund’s primary benchmark index will change from the Russell 1000 Value Index to the S&P 1500 Value Index. The Average Annual Total Return table on page 9 of the Prospectus shall be replaced in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.17
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	1.2.02
Load Adjusted Return before taxes		11.61%	9.91%	4.40%	5.43%
Load Adjusted Return after taxes on distributions		10.73%	8.15%	3.54%	4.73%
Load Adjusted Return after taxes on distributions and sale of Fund shares		7.28%	7.32%	3.24%	4.31%
Class C	1.2.02
Load Adjusted Return before taxes		15.27%	10.14%	4.13%	4.96%
Class I	3.1.02
Load Adjusted Return before taxes		17.50%	11.25%	5.17%	6.20%
S&P 1500 Value Index		14.99%	14.32%	7.13%	7.87%
Russell 1000 Value Index		13.66%	14.04%	7.10%	7.77%

Effective October 1, 2018, the S&P 1500 Value Index will replace the Russell 1000 Value Index as the Fund’s primary benchmark because it more closely aligns with the Fund’s investment strategy. The S&P 1500 is a composite index that includes securities that account for 90% of the total market capitalization of the U.S.’s stocks. The index includes small, mid and large cap stocks. The S&P 1500 Value is a subset of the securities appearing in the S&P 1500, which includes the S&P 500, S&P 400, and S&P 600 indices. The S&P 1500 Value Index is designed to provide investors with a measure of the performance of U.S. value equities.

Effective July 1, 2018, the table under the heading “Fees and Expenses of the Fund” for Calamos International Growth Fund on page 11 of the Prospectus shall be replaced in its entirety as follows:

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I
Management Fees	0.94%	0.94%	0.94%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	None
Other Expenses	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	1.46%	2.21%	1.21%
Expense Reimbursement[1]	(0.36)%	(0.36)%	(0.36)%
Total Annual Fund Operating Expenses After Reimbursement	1.10%	1.85%	0.85%

  1“The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extra-ordinary expenses, if any) of Class A, Class C and Class I are limited to 1.10%, 1.85% and 0.85% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day.

Effective July 1, 2018, the tables under the heading “Example” for Calamos International Growth Fund on pages 11-12 of the Prospectus shall be replaced in their entirety as follows:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	582	808	1,106	2,021
Class C	288	582	1,054	2,431
Class I	87	271	528	1,339

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	582	808	1,106	2,021
Class C	188	582	1,054	2,431
Class I	87	271	528	1,339

Effective immediately, the third paragraph in the “Principal Investment Strategies” section for Calamos International Growth Fund on page 12 of the Prospectus shall be replaced in its entirety as follows:

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer some of the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The investment adviser takes environmental, social and governance (“ESG”) factors into account in making investment decisions. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Effective July 1, 2018, footnote 1 to the table under the heading “Fees and Expenses of the Fund” for Calamos Global Equity Fund on page 21 of the Prospectus shall be replaced in its entirety as follows:

The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.40%, 2.15%, and 1.15% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Effective July 1, 2018, the tables under the heading “Example” for Calamos Global Equity Fund on pages 21-22 of the Prospectus shall be replaced in their entirety as follows:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	611	897	1,223	2,170
Class C	318	673	1,172	2,568
Class I	117	365	653	1,500

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	611	897	1,223	2,170
Class C	218	673	1,172	2,568
Class I	117	365	653	1,500

Effective July 1, 2018, footnote 1 to the table under the heading “Fees and Expenses of the Fund” for Calamos Total Return Bond Fund on page 41 of the Prospectus shall be replaced in its entirety as follows:

The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 0.90%, 1.65%, and 0.65% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Effective July 1, 2018, the tables under the heading “Example” for Calamos Total Return Bond Fund on pages 41-42 of the Prospectus shall be replaced in their entirety as follows:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	315	506	740	1,450
Class C	268	520	924	2,089
Class I	66	208	392	967

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	315	506	740	1,450
Class C	168	520	924	2,089
Class I	66	208	392	967

Effective July 1, 2018, footnote 1 to the table under the heading “Fees and Expenses of the Fund” for Calamos High Income Opportunities Fund on page 47 of the Prospectus shall be replaced in its entirety as follows:

The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.00%, 1.75%, and 0.75% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expenses limit up to the expense limit for that day. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Effective July 1, 2018, the tables under the heading “Example” for Calamos High Income Opportunities Fund on pages 47-48 of the Prospectus shall be replaced in their entirety as follows:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	325	536	815	1,678
Class C	278	551	999	2,306
Class I	77	240	469	1,199

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	325	536	815	1,678
Class C	178	551	999	2,306
Class I	77	240	469	1,199

Effective July 1, 2018, footnote 1 to the table under the heading “Fees and Expenses of the Fund” for Calamos Dividend Growth Fund on page 60 of the Prospectus shall be replaced in its entirety as follows:

The Fund’s Investment Adviser has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.35%, 2.10%, and 1.10% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Effective July 1, 2018, the tables under the heading “Example” for Calamos Dividend Growth Fund on pages 60-61 of the Prospectus shall be replaced in their entirety as follows:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	606	882	1,255	2,399
Class C	313	658	1,222	2,875
Class I	112	350	715	1,884

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	606	882	1,255	2,399
Class C	213	658	1,222	2,875
Class I	112	350	715	1,884

Effective October 1, 2018, the Calamos Dividend Growth Fund’s secondary index, the Russell 1000 Index, will be eliminated. All references to the Russell 1000 Index will be removed from page 64 of the Prospectus.

Effective July 1, 2018, footnote 2 to the table under the heading “Fees and Expenses of the Fund” for Calamos Emerging Market Equity Fund on page 65 of the Prospectus shall be replaced in its entirety as follows:

The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.75%, 2.50%, and 1.50% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Effective July 1, 2018, the tables under the heading “Example” for Calamos Emerging Market Equity Fund on pages 65-66 of the Prospectus shall be replaced in their entirety as follows:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	647	1,009	1,525	3,101
Class C	356	788	1,478	3,480
Class I	156	483	973	2,503

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	647	1,009	1,525	3,101
Class C	256	788	1,478	3,480
Class I	156	483	973	2,503

Effective July 1, 2018, footnote 2 to the table under the heading “Fees and Expenses of the Fund” for Calamos Global Convertible Fund on page 70 of the Prospectus shall be replaced in its entirety as follows:

The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.35%, 2.10%, and 1.10% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Effective July 1, 2018, the tables under the heading “Example” for Calamos Global Convertible Fund on pages 70-71 of the Prospectus shall be replaced in their entirety as follows:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	360	646	968	1,899
Class C	314	661	1,147	2,506
Class I	113	353	624	1,415

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	360	646	968	1,899
Class C	214	661	1,147	2,506
Class I	113	353	624	1,415

Effective July 1, 2018, the Calamos Global Convertible Fund’s primary benchmark index will change from the ICE BofAML Global 300 Convertible Index to the Thomson Reuters Global Convertible Bond Index (USD). The Average Annual Total Return table on page 75 of the Prospectus shall be replaced in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.17
	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Class A	12.31.14
Load Adjusted Return before taxes		8.72%	3.50%
Load Adjusted Return after taxes on distributions		7.72%	2.79%
Load Adjusted Return after taxes on distributions and sale of Fund shares		5.54%	2.48%
Class C	12.31.14
Load Adjusted Return before taxes		12.30%	4.44%
Class I	12.31.14
Load Adjusted Return before taxes		14.45%	5.47%
Thomson Reuters Global Convertible Bond Index (USD)		9.32%	5.04%
ICE BofAML Global 300 Convertible Index		16.06%	8.02%

Effective July 1, 2018, the Thomson Reuters Global Convertible Bond Index (USD) will replace the ICE BofAML Global 300 Convertible Index as the Fund’s primary benchmark because it more closely aligns with the Fund’s investment universe. The Thomson Reuters Global Convertible Bond Index (USD) is designed to represent the global convertible market. The ICE BofAML Global 300 Convertible Index is a global convertible index composed of companies representative of the market structure of countries in North America, Europe and the Asia/Pacific region.

Effective July 1, 2018, footnote 2 to the table under the heading “Fees and Expenses of the Fund” for Calamos Hedged Equity Income Fund on page 76 of the Prospectus shall be replaced in its entirety as follows:

The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.25%, 2.00%, and 1.00% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Effective July 1, 2018, the tables under the heading “Example” for Calamos Hedged Equity Income Fund on pages 76-77 of the Prospectus shall be replaced in their entirety as follows:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	597	856	1,264	2,570
Class C	304	630	1,235	3,060
Class I	103	322	722	2,058

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	597	856	1,264	2,570
Class C	204	630	1,235	3,060
Class I	103	322	722	2,058

Effective July 1, 2018, the third paragraph under the heading “Who manages the Funds?” on page 102 of the Prospectus shall be replaced in its entirety as follows:

For the International Growth Fund and the Global Equity Fund, the fee payable under the management agreement is determined by calculating a base fee and applying a performance adjustment, as described in further detail below. The payment and calculation of the performance adjustment is subject to the ultimate supervision of the board of trustees. The base fee is at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), and 0.80% on average daily net assets in excess of $6 billion.

Effective July 1, 2018, paragraphs eight through seventeen under the heading “Who manages the Funds?” on page 103-104 of the Prospectus shall be replaced in its entirety as follows:

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Growth Fund, Evolving World Growth Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, and Market Neutral Income Fund, as a percentage of the average net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class C shares, and 1.50% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2022 for each Fund. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the High Income Opportunities Fund, as a percentage of the average net assets of the particular class of shares, to 1.00% for Class A shares, 1.75% for Class C shares, and 0.75% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2022 for each Fund. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Opportunistic Value Fund, as a percentage of the average net assets of the particular class of shares, to 1.15% for Class A shares, 1.90% for Class C shares, and 0.90% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2022. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the International Growth Fund, as a percentage of the average net assets of the particular class of shares, to 1.10% for Class A shares, 1.85% for Class C shares and 0.85% for Class I shares, provided that such limitations for any period will be adjusted upward or downward by the performance adjustment for the period. For example, a 0.10% upward adjustment to the management fee would mean that CALAMOS ADVISORS would reimburse Fund expenses so that total annual fund operating expenses are limited to 1.20% for Class A shares, 1.95% for Class C shares and 0.95% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2022 for the Fund. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Global Equity Fund, as a percentage of the average net assets of the particular class of shares, to 1.40% for Class A shares, 2.15% for Class C shares and 1.15% for Class I shares, provided that such limitations for any period will be adjusted upward or downward by the performance adjustment for the period. For example, a 0.10% upward adjustment to the management fee would mean that CALAMOS ADVISORS would reimburse Fund expenses so that total annual fund operating expenses are limited to 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2022 for the Fund. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Total Return Bond Fund, as a percentage of the average net assets of the particular class of shares, to 0.90% for Class A shares, 1.65% for Class C shares, and 0.65% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2022. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Dividend Growth Fund, as a percentage of the average net assets of the particular class of shares, to 1.35% for Class A shares, 2.10% for Class C shares, and 1.10% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2022. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Emerging Market Equity Fund, as a percentage of the average net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class C shares, and 1.50% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2022. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Global Convertible Fund, as a percentage of the average net assets of the particular class of shares, to 1.35% for Class A shares, 2.10% for Class C shares, and 1.10% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2022. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Hedged Equity Income Fund, as a percentage of the average net assets of the particular class of shares, to 1.25% for Class A shares, 2.00% for Class C shares, and 1.00% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2022. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Phineus Long/Short Fund, as a percentage of the average net assets of the particular class of shares to 2.00% for Class A shares, 2.75% for Class C shares, and 1.75% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2022. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Effective immediately, the following paragraph is added above the subsection titled “U.S. Government Obligation” in the section titled “Investment Practices” on page 9 of the Statement of Additional Information:

DISTRESSED SECURITIES

Calamos High Income Opportunities Fund may, but currently does not intend to, invest up to 5% of its net assets in distressed securities, including corporate loans, which are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition by the Fund or are rated in the lower rating categories (Ca or lower by Moody’s or CC or lower by Standard & Poor’s) or which are unrated investments considered by Calamos Advisors to be of comparable quality. Investment in distressed securities is speculative and involves significant risk of loss. Distressed securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in distressed securities, the Fund’s ability to achieve current income for its shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed securities, the Fund may be restricted from disposing of such securities.

Effective immediately, the section titled “Investments in China A-Shares through the Shanghai-Hong Kong Stock Connect Program” on pages 14-16 the Statement of Additional Information shall be replaced in its entirety as follows:

Investments in China A-Shares through Stock Connect

The Evolving World Growth Fund, Emerging Market Equity Fund, Global Equity Fund, Global Growth and Income Fund, International Growth Fund, and Global Convertible Fund may purchase certain listed eligible China A-Shares traded on the Shanghai Stock Exchange (“SSE”) through the Shanghai-Hong Kong Stock Connect program as well as traded on the Shenzhen Stock Exchange (“SZSE”) through the Shenzhen-Hong Kong Stock Connect program (both programs collectively referred to herein as “Stock Connect”). Stock Connect is a securities trading and clearing program developed by The Stock Exchange of Hong Kong Limited (“SEHK”), SSE, SZSE, Hong Kong Securities Clearing Company Limited and China Securities Depository and Clearing Corporation Limited for the establishment of mutual market access between SEHK, SSE and SZSE. In contrast to certain other regimes for foreign investment in Chinese securities, no individual investment quotas or licensing requirements apply to investors in Stock Connect securities through Stock Connect. In addition, there are no lock-up periods or restrictions on the repatriation of principal and profits.

However, trading through Stock Connect is subject to a number of restrictions that may affect a Fund’s investments and returns. For example, a primary feature of the Stock Connect program is the application of the home market’s laws and rules to investors in a security. Thus, investors in Stock Connect securities are generally subject to Chinese securities regulations and the listing rules of the respective exchange, among other restrictions. In addition, Stock Connect securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude a Fund’s ability to invest in Stock Connect securities. For example, an investor cannot purchase and sell the same security on the same trading day. Stock Connect also is generally available only on business days when both the respective exchange and the SEHK are open. Trading in the Stock Connect program is subject to trading, clearance and settlement procedures that are untested in China, which could pose risks to the Fund. Additionally, the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

Investments in China A-shares may not be covered by the securities investor protection programs of the exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. In the event that the depository of the SSE and the SZSE defaulted, a Fund may not be able to recover fully its losses from the depository or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on Stock Connect in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, a Fund investing through Stock Connect must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed. The existence of a liquid trading market for China A-shares may depend on whether there is supply of, and demand for, such China A-shares. Market volatility and settlement difficulties in the China A-share markets may also result in significant fluctuations in the prices of the securities traded on such markets.

China A-shares purchased through Stock Connect are held in nominee name and not the Fund’s name as the beneficial owner. It is possible, therefore, that a Fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A-shares may be limited because the nominee structure has not been tested in Chinese courts. In addition, a Fund may not be able to participate in corporate actions affecting China A-shares held through Stock Connect due to time constraints or for other operational reasons.

There can be no assurance as to whether or how such developments in the Stock Connect may restrict or affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program, are uncertain, and they may have a detrimental effect on a Fund’s investments and returns.

Effective July 1, 2018, the second paragraph under the heading “Investment Advisory Services” on page 49 of the Statement of Additional Information shall be replaced in its entirety as follows:

Each Fund pays Calamos Advisors a fee based on its average daily net assets that is accrued daily and paid on a monthly basis. Growth Fund pays a fee on its average daily net assets at the annual rate of 1.00% on the first $500 million, 0.90% on the next $500 million, 0.80% on the next $5 billion (over $1 billion to $6 billion), and 0.70% on average daily net assets in excess of $6 billion.

Effective July 1, 2018, the fourth through sixth paragraphs under the heading “Investment Advisory Services” on pages 49 of the Statement of Additional Information shall be replaced in its entirety as follows:

Each of Global Growth and Income Fund, Opportunistic Value Fund and Dividend Growth Fund pays a fee on its average daily net assets at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), and 0.80% on average daily net assets in excess of $6 billion.

Total Return Bond Fund pays a fee on its average daily net assets at the annual rate of 0.45% on the first $500 million, 0.43% on the next $500 million, 0.41% on the next $5 billion (over $1 billion to $6 billion), and 0.35% on average daily net assets in excess of $6 billion.

Each of Evolving World Growth Fund and Emerging Market Equity Fund pays a fee on its average daily net assets at the annual rate of 1.10% on the first $500 million, 1.05% on the next $500 million, 1.00% on the next $5 billion (over $1 billion to $6 billion), and 0.90% on average daily net assets in excess of $6 billion.

Effective July 1, 2018, the eleventh paragraph under the heading “Investment Advisory Services” on pages 50 of the Statement of Additional Information shall be replaced in its entirety as follows:

Each of International Growth Fund and Global Equity Fund pays a base fee, subject to possible adjustment based on the Fund’s performance, as described in the prospectus. The base fee is at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), and 0.80% on average daily net assets in excess of $6 billion. For International Growth Fund, the performance adjustment equally increases or decreases the fee, on a monthly basis, by 1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI EAFE Growth Index (the “Growth Index”) over the performance measurement period on an annualized basis, respectively. For Global Equity Fund, the performance adjustment equally increases or decreases the fee, on a monthly basis, by 1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI World Index (the “World Index”) over the performance measurement period on an annualized basis, respectively.

Effective July 1, 2018, the section titled “Expenses” on pages 53-55 of the Statement of Additional Information shall be replaced in its entirety as follows:

Subject to the expense limitations described below, the Funds pay all their own operating expenses that are not specifically assumed by Calamos Advisors, including (i) fees of Calamos Advisors; (ii) interest, taxes and any governmental filing fees; (iii) compensation and expenses of the trustees, other than those who are interested persons of the Trust, Calamos Advisors or CFS; (iv) legal, audit, custodial and transfer agency fees and expenses; (v) fees and expenses related to the Funds’ organization and registration and qualification of the Funds and their shares under federal and state securities laws; (vi) expenses of printing and mailing reports, notices and proxy material to shareholders, and expenses incidental to meetings of shareholders; (vii) expenses of preparing prospectuses and of printing and distributing them to existing shareholders; (viii) insurance premiums; (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the normal course of the business of the Trust; (x) distribution expenses pursuant to the Funds’ Distribution Plans; and (xi) brokerage commissions and other transaction-related costs.

Calamos Advisors contractually agreed to limit through March 1, 2022 the annual operating expenses of each class of shares of each Fund in excess of certain limits as reflected in the table below. For purposes of this agreement, operating expenses do not include dividend expenses on short positions.

Fund	Class	Limitation Period	Expense Limitation
Calamos Growth Fund	Class A	3/1/2022	1.75%
	Class C	3/1/2022	2.50%
	Class I	3/1/2022	1.50%
Calamos Opportunistic Value Fund	Class A	3/1/2022	1.15%
	Class C	3/1/2022	1.90%
	Class I	3/1/2022	0.90%
Calamos International Growth Fund	Class A	3/1/2022	1.10%
	Class C	3/1/2022	1.85%
	Class I	3/1/2022	0.85%
Calamos Evolving World Growth Fund	Class A	3/1/2022	1.75%
	Class C	3/1/2022	2.50%
	Class I	3/1/2022	1.50%
Calamos Global Equity Fund	Class A	3/1/2022	1.40%
	Class C	3/1/2022	2.15%
	Class I	3/1/2022	1.15%
Calamos Growth and Income Fund	Class A	3/1/2022	1.75%
	Class C	3/1/2022	2.50%
	Class I	3/1/2022	1.50%
Calamos Global Growth and Income Fund	Class A	3/1/2022	1.75%
	Class C	3/1/2022	2.50%
	Class I	3/1/2022	1.50%
Calamos Convertible Fund	Class A	3/1/2022	1.75%
	Class C	3/1/2022	2.50%
	Class I	3/1/2022	1.50%
Calamos Total Return Bond Fund	Class A	3/1/2022	0.90%
	Class C	3/1/2022	1.65%
	Class I	3/1/2022	0.65%
Calamos High Income Opportunities Fund	Class A	3/1/2022	1.00%
	Class C	3/1/2022	1.75%
	Class I	3/1/2022	0.75%
Calamos Market Neutral Income Fund	Class A	3/1/2022	1.75%
	Class C	3/1/2022	2.50%
	Class I	3/1/2022	1.50%
Calamos Dividend Growth Fund	Class A	3/1/2022	1.35%
	Class C	3/1/2022	2.10%
	Class I	3/1/2022	1.10%
Calamos Emerging Market Equity Fund	Class A	3/1/2022	1.75%
	Class C	3/1/2022	2.50%
	Class I	3/1/2022	1.50%
Calamos Global Convertible Fund	Class A	3/1/2022	1.35%
	Class C	3/1/2022	2.10%
	Class I	3/1/2022	1.10%
Calamos Hedged Equity Income Fund	Class A	3/1/2022	1.25%
	Class C	3/1/2022	2.00%
	Class I	3/1/2022	1.00%
Calamos Phineus Long/Short Fund	Class A	3/1/2022	2.00%
	Class C	3/1/2022	2.75%
	Class I	3/1/2022	1.75%

Please retain this supplement for future reference.